Income taxes - Components of Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Income before income tax and interest in earnings/(loss) from unconsolidated equity investees	$ (10,341)	$ 44,741	$ 24,918	$ 37,751	$ 20,105	$ 28,421	$ 35,884	$ 28,640	$ 97,069	$ 113,050	$ 59,799
Luxembourg [Member]
Income Tax Disclosure [Line Items]
Income before income tax and interest in earnings/(loss) from unconsolidated equity investees									37,058	35,913	72,166
Ireland [Member]
Income Tax Disclosure [Line Items]
Income before income tax and interest in earnings/(loss) from unconsolidated equity investees									(31,538)	(4,556)	(15,611)
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Income before income tax and interest in earnings/(loss) from unconsolidated equity investees									90,847	81,331	2,665
Other Jurisdictions [Member]
Income Tax Disclosure [Line Items]
Income before income tax and interest in earnings/(loss) from unconsolidated equity investees									$ 703	$ 362	$ 579